CONTRACT ASSETS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
SCHEDULE OF CONTRACT ASSETS
	As of	As of
	March 31, 2025	September 30, 2025
	HKD	HKD

Project costs incurred	$57,000	$-

	As of March 31,
	2024	2025
	HKD	HKD

Project costs incurred	$4,337,713	$57,000